Exhibit 99.1

World Omni Auto Receivables Trust 2021-A
Monthly Servicer Certificate
August 31, 2024

Dates Covered
Collections Period	08/01/24 - 08/31/24
Interest Accrual Period	08/15/24 - 09/15/24
30/360 Days	30
Actual/360 Days	32
Distribution Date	09/16/24

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 07/31/24	173,106,960.67	17,432
Yield Supplement Overcollateralization Amount 07/31/24	3,140,547.53	0
Receivables Balance 07/31/24	176,247,508.20	17,432
Principal Payments	11,147,149.18	501
Defaulted Receivables	135,829.00	10
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 08/31/24	2,806,182.61	0
Pool Balance at 08/31/24	162,158,347.41	16,921

Pool Statistics	$ Amount	# of Accounts
Pool Factor	14.25%
Prepayment ABS Speed	1.07%
Aggregate Starting Principal Balance	1,157,521,164.95	46,418

Delinquent Receivables:
Past Due 31-60 days	3,701,564.23	260
Past Due 61-90 days	1,175,887.21	83
Past Due 91-120 days	243,398.57	15
Past Due 121+ days	0.00	0
Total	5,120,850.01	358

Total 31+ Delinquent as % Aggregate Ending Principal Balance	3.10%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.86%
Delinquency Trigger Occurred	NO

Recoveries	97,597.17
Aggregate Net Losses/(Gains) - August 2024	38,231.83
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.26%
Prior Net Losses/(Gains) Ratio	0.47%
Second Prior Net Losses/(Gains) Ratio	-0.29%
Third Prior Net Losses/(Gains) Ratio	0.13%
Four Month Average	0.14%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.36%

Overcollateralization Target Amount	5,504,632.16
Actual Overcollateralization	5,504,632.16
Weighted Average Contract Rate	3.74%
Weighted Average Contract Rate, Yield Adjusted	5.77%
Weighted Average Remaining Term	22.52

Flow of Funds	$ Amount
Collections	11,800,131.02
Investment Earnings on Cash Accounts	26,302.52
Servicing Fee	(146,872.92)
Transfer to Collection Account	0.00
Available Funds	11,679,560.62

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	44,516.08
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	17,616.00
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	12,252.33
(7) Noteholders' Third Priority Principal Distributable Amount	5,443,981.10
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	5,504,632.16
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	656,562.95

Total Distributions of Available Funds	11,679,560.62

Servicing Fee	146,872.92
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,048,620,000.00
Original Class B	33,030,000.00
Original Class C	16,520,000.00

Total Class A, B, & C
Note Balance @ 08/15/24	167,602,328.51
Principal Paid	10,948,613.26
Note Balance @ 09/16/24	156,653,715.25

Class A-1
Note Balance @ 08/15/24	0.00
Principal Paid	0.00
Note Balance @ 09/16/24	0.00
Note Factor @ 09/16/24	0.0000000%

Class A-2
Note Balance @ 08/15/24	0.00
Principal Paid	0.00
Note Balance @ 09/16/24	0.00
Note Factor @ 09/16/24	0.0000000%

Class A-3
Note Balance @ 08/15/24	18,032,328.51
Principal Paid	10,948,613.26
Note Balance @ 09/16/24	7,083,715.25
Note Factor @ 09/16/24	1.8135472%

Class A-4
Note Balance @ 08/15/24	100,020,000.00
Principal Paid	0.00
Note Balance @ 09/16/24	100,020,000.00
Note Factor @ 09/16/24	100.0000000%

Class B
Note Balance @ 08/15/24	33,030,000.00
Principal Paid	0.00
Note Balance @ 09/16/24	33,030,000.00
Note Factor @ 09/16/24	100.0000000%

Class C
Note Balance @ 08/15/24	16,520,000.00
Principal Paid	0.00
Note Balance @ 09/16/24	16,520,000.00
Note Factor @ 09/16/24	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	74,384.41
Total Principal Paid	10,948,613.26
Total Paid	11,022,997.67

Class A-1
Coupon	0.13857%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.17000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	0.30000%
Interest Paid	4,508.08
Principal Paid	10,948,613.26
Total Paid to A-3 Holders	10,953,121.34

Class A-4
Coupon	0.48000%
Interest Paid	40,008.00
Principal Paid	0.00
Total Paid to A-4 Holders	40,008.00

Class B
Coupon	0.64000%
Interest Paid	17,616.00
Principal Paid	0.00
Total Paid to B Holders	17,616.00

Class C
Coupon	0.89000%
Interest Paid	12,252.33
Principal Paid	0.00
Total Paid to C Holders	12,252.33

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.0677349
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	9.9698710
Total Distribution Amount	10.0376059

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.0115414
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	28.0302439
Total A-3 Distribution Amount	28.0417853

A-4 Interest Distribution Amount	0.4000000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	0.4000000

B Interest Distribution Amount	0.5333333
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.5333333

C Interest Distribution Amount	0.7416665
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	0.7416665

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	497.23
Noteholders' Principal Distributable Amount	502.77

Account Balances	$ Amount
Reserve Account
Balance as of 08/15/24	5,504,632.16
Investment Earnings	24,504.51
Investment Earnings Paid	(24,504.51)
Deposit/(Withdrawal)	-
Balance as of 09/16/24	5,504,632.16
Change	-

Required Reserve Amount	5,504,632.16

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$1,083,322.76	$1,228,610.45	$1,320,142.70
Number of Extensions	82	92	90
Ratio of extensions to Beginning of Period Receivables Balance	0.61%	0.65%	0.66%